Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2018
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Critical Accounting Estimates and Judgements
4.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates may not be equal to the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

4.1	Depreciation on property, plant and equipment

Depreciation on the Group’s property, plant and equipment is calculated using the straight-line method to allocate cost up to residual values over the estimated useful lives of the assets. The Group reviews the useful lives and residual values periodically to ensure that the method and rates of depreciation are consistent with the expected pattern of realization of economic benefits from property, plant and equipment. The Group estimates the useful lives of property, plant and equipment based on historical experience, taking into account anticipated technological changes. If there are significant changes from previously estimated useful lives, the amount of depreciation expenses may change.

4.2	Impairment of Non-Financial Assets

The Group tests whether non-financial assets have suffered from any impairment, in accordance with the accounting policy stated in Note 2.14. The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use. Management estimates value in use based on estimated discounted pre-tax future cash flows of the cash generating unit at the lowest level to which the asset belongs. If there is any significant change in management’s assumptions, including discount rates or growth rates in the future cash flow projection, the estimated recoverable amounts of the non-financial assets and the Group’s results would be significantly affected. Such impairment losses are recognized in the statements of income. Accordingly, there will be an impact to the future results if there is a significant change in the recoverable amounts of the non-financial assets.

No significant impairment loss on property, plant and equipment was recognized for the years ended December 31, 2016, 2017 and 2018.

4.3	Allowance for expected credit losses

Management estimates expected credit loss allowance on account receivables and contract assets using a provision matrix based on the Group’s historical credit loss experience, and adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date. The Group monitored and reviewed the assumptions relating to expected credit loss regularly. For the Group’s detailed assessment of credit risk, please refer to Note 3.1(b).

4.4	Income tax and deferred taxation

The Group estimates its income tax provision and deferred taxation in accordance with the prevailing tax rules and regulations, taking into account any special approvals obtained from relevant tax authorities and any preferential tax treatment to which it is entitled in each location or jurisdiction in which the Group operates. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

For temporary differences which give rise to deferred tax assets, the Group assesses the likelihood that the deferred tax assets could be recovered. Major deferred tax assets relate to deductible tax losses, unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations, accruals of expenses not yet deductible for tax purpose, and credit loss allowance. Due to the effects of these temporary differences on income tax, the Group has recorded net deferred tax assets amounting to approximately RMB3,401 million as of December 31, 2018 (2017: approximately RMB5,973 million) (see Note 13). Deferred tax assets are recognized based on the Group’s estimates and assumptions that they will be recovered from taxable income arising from continuing operations in the foreseeable future.

The Group believes it has recorded adequate current tax provision and deferred taxes based on the prevailing tax rules and regulations and its current best estimates and assumptions. In the event that future tax rules and regulations or related circumstances change, adjustments to current and deferred taxation may be necessary which would impact the Group’s results or financial position.

4.5	Determining the type of lease

The Group analyzed the substance of the leases to determine whether the arrangements should be classified as operating leases or finance leases in accordance with the requirements of the prevailing accounting standards. The Group bases its judgment on the lease agreements and related arrangements to assess whether substantially all the risks and rewards incidental to ownership of the leased assets has been transferred.